Financial Risk Management - Schedule of Company’s Exposure to Foreign Currency Risk (Details)	Jun. 30, 2026 USD ($)	Jun. 30, 2026 MYR (RM)	Jun. 30, 2025 MYR (RM)
Financial assets
Trade and other receivables	$ 8,453,250	RM 34,506,168	RM 11,219,731
Cash and bank balances	4,584,307	18,713,143	23,723,687
Financial liabilities
Trade and other payables	(2,115,571)	(8,635,770)	(8,134,186)
Warrant liability	$ (650)	(2,654)
EUR [Member]
Financial assets
Trade and other receivables		1,542,755	1,289,412
Cash and bank balances		439,054	505,794
Financial liabilities
Trade and other payables		(929,327)	(523,228)
Warrant liability
Net exposure		1,052,482	1,271,978
USD [Member]
Financial assets
Trade and other receivables		5,873,121	8,797,060
Cash and bank balances		16,822,624	22,387,986
Financial liabilities
Trade and other payables		(5,904,818)	(5,805,035)
Warrant liability		(2,654)
Net exposure		RM 16,788,273	RM 25,380,011